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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
   Address:      One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

   /s/ Margaret St. Clair         Wellesley, Massachusetts    February 7, 2006
-------------------------------   ------------------------    ----------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 75
                                        --------------------

Form 13F Information Table Value Total: $96,359
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05999                     Bayard D. Waring
    2.        28-05991                     Margaret N. St. Clair
    3.        28-05993                     Philip B. Waring
    4.        28-05995                     Deborah Carlson
    5.        28-05997                     Thomas B. St. Clair

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                      AMELIA PEABODY FOUNDATION
                      FORM 13F INFORMATION TABLE
                   QUARTER ENDED DECEMBER 31, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------  ----
3M CO                             COMMON   88579Y101   1,938     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
ALLIANCE RESOURCE
  PARTNERS                  UNIT BEN INT   01877R108     372     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
ALVARION LTD                      COMMON   M0861T100     218     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
AMERICAN CAP
  STRATEGIES LTD                  COMMON   024937104   1,448     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
AMERIGAS PARTNERS LP              COMMON   030975106   1,696     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
APPLIED MATERIALS INC             COMMON   038222105     718     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
AT & T INC                        COMMON   00206R102     857     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
BANK AMERICA CORP                 COMMON   060505104   1,154     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
BAXTER INTERNATL
  7.000% PFD                   PREFERRED   071813406   1,075     20,000    SH          OTHER      1,2,3,4,5     20,000   0       0
BHP BILLITON LTD ADR              COMMON   088606108   2,005     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
BLUE COAT SYSTEMS INC             COMMON   09534T508     914     20,000    SH          OTHER      1,2,3,4,5     20,000   0       0
CAL DIVE INTL INC                 COMMON   127914109     897     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
CATERPILLAR INC                   COMMON   149123101   2,889     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
CEMEX SOUTH
  AMERICA-SPONSORED               COMMON   151290889   2,670     45,000    SH          OTHER      1,2,3,4,5     45,000   0       0
CITIGROUP INC                     COMMON   172967101     485     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
COMMERCE BANCORP INC NJ           COMMON   200519106     172      5,000    SH          OTHER      1,2,3,4,5      5,000   0       0
COMPUTER ASSOC INTL INC           COMMON   204912109       5        192    SH          OTHER      1,2,3,4,5        192   0       0
CORNING INC                       COMMON   219350105     983     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
DEVON ENERGY
  CORPORATION NEW                 COMMON   25179M103     625     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
DOMINION RES BLACK
  WARRIOR TR                UNIT BEN INT   25746Q108   1,698     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
DOMINION RESOURCES INC VA         COMMON   25746U109   2,702     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
DUFF & PHELPS UTIL
  & CORPORATE                 UNIT TRUST   26432K108      52      4,000    SH          OTHER      1,2,3,4,5      4,000   0       0
DUKE ENERGY CORP                  COMMON   264399106   2,333     85,000    SH          OTHER      1,2,3,4,5     85,000   0       0
EL PASO CORPORATION               COMMON   28336L109      61      5,000    SH          OTHER      1,2,3,4,5      5,000   0       0
ENCANA CORP                       COMMON   292505104     226      5,000    SH          OTHER      1,2,3,4,5      5,000   0       0
ENERPLUS RESOURCES FUND       UNIT TRUST   29274D604   1,919     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
EQUITABLE RES INC                 COMMON   294549100   1,835     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
FRONTLINE LTD                     COMMON   G3682E127     569     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
GENENTECH INC                     COMMON   368710406   3,238     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
GENERAL ELECTRIC CORP             COMMON   369604103   1,402     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
GREAT PLAINS ENERGY INC           COMMON   391164100   1,678     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0

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
HANSEN NATURAL CORP               COMMON   411310105   1,970     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
HEADWATERS INC                    COMMON   42210P102   1,418     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
HEALTHCARE RLTY TR INC            COMMON   421946104     499     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
HOLLY CORP                        COMMON   435758305   1,472     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
ING GROEP NV SPONS ADR            COMMON   456837103   1,609     46,219    SH          OTHER      1,2,3,4,5     46,219   0       0
INTEL CORP                        COMMON   458140100   1,498     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
INTERNATIONAL BUSINESS
  MACHINE                         COMMON   459200101   2,055     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
JOHNSON & JOHNSON                 COMMON   478160104   3,005     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
JP MORGAN CHASE & CO              COMMON   46625H100     595     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
KEYCORP NEW                       COMMON   493267108     165      5,000    SH          OTHER      1,2,3,4,5      5,000   0       0
KINDER MORGAN ENERGY
  PARTNERS                UT LTD PARTNER   494550106     717     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
LAZARD GLOBAL TOT RT
  & INC                           COMMON   52106W103   1,114     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
LAZARD LTD CLASS A                COMMON   G54050102   1,276     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
MICROSOFT CORP                    COMMON   594918104     262     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
MOTOROLA INC                      COMMON   620076109   1,468     65,000    SH          OTHER      1,2,3,4,5     65,000   0       0
NABORS INDUSTRIES LTD             COMMON   G6359F103   1,894     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
NEW YORK CMNTY
  BANCORP INC                     COMMON   649445103     165     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
NOBLE ENERGY INC                  COMMON   655044105     605     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
NORAM ENERGY CORP
  6.000% 3                          SDCV   655419AC3   2,292  2,303,300   PRN          OTHER      1,2,3,4,5  2,303,300   0       0
NOVARTIS AG SPONSORED ADR         COMMON   66987V109   2,099     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
PEABODY ENERGY CORP               COMMON   704549104   2,885     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
PETROFUND ENERGY TRUST            COMMON   71648W108   1,058     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
PROCTER & GAMBLE CO               COMMON   742718109   2,894     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
RITE AID CORP                     COMMON   767754104     174     50,000    SH          OTHER      1,2,3,4,5     50,000   0       0
SCHLUMBERGER LTD                  COMMON   806857108   1,943     20,000    SH          OTHER      1,2,3,4,5     20,000   0       0
SENIOR HOUSING
  PROPERTIES TRUS                 COMMON   81721M109     169     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
SHIP FINANCE
  INTERNATIONAL LTD               COMMON   G81075106      51      3,000    SH          OTHER      1,2,3,4,5      3,000   0       0
SUNCOR ENERGY INC                 COMMON   867229106     947     15,000    SH          OTHER      1,2,3,4,5     15,000   0       0
SUNOCO LOGISTICS
  PARTNERS LP                     COMMON   86764L108      39      1,000    SH          OTHER      1,2,3,4,5      1,000   0       0
TAIWAN SEMICONDUCTOR           SPONS ADR   874039100     396     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
TECO ENERGY INC                   COMMON   872375100     172     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
TEVA PHARMACEUTICAL
  INDS LTD A                      COMMON   881624209   2,366     55,000    SH          OTHER      1,2,3,4,5     55,000   0       0
TEXAS INSTRUMENTS INC             COMMON   882508104   1,924     60,000    SH          OTHER      1,2,3,4,5     60,000   0       0
TRANSCANADA CORP                  COMMON   89353D107     944     30,000    SH          OTHER      1,2,3,4,5     30,000   0       0
UBS AG-REG                        COMMON   H8920M855   3,806     40,000    SH          OTHER      1,2,3,4,5     40,000   0       0
ULTRA PETE CORP                   COMMON   903914109     558     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0
UNITED PARCEL SERVICE
  CLASS B                         COMMON   911312106   1,879     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0

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
UNITED TECHNOLOGIES CORP          COMMON   913017109     280      5,000    SH          OTHER      1,2,3,4,5      5,000   0       0
UNITEDHEALTH GROUP INC            COMMON   91324P102   4,661     75,000    SH          OTHER      1,2,3,4,5     75,000   0       0
VERIZON COMMUNICATIONS            COMMON   92343V104     904     30,000    SH          OTHER      1,2,3,4,5     30,000   0       0
WASTE MANAGEMENT
  INTERNATIONAL                   COMMON   94106L109   1,062     35,000    SH          OTHER      1,2,3,4,5     35,000   0       0
XCEL ENERGY INC                   COMMON   98389B100     462     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
XTO ENERGY INC                    COMMON   98385X106   1,099     25,000    SH          OTHER      1,2,3,4,5     25,000   0       0
ZIMMER HLDGS INC                  COMMON   98956P102     674     10,000    SH          OTHER      1,2,3,4,5     10,000   0       0

                                                      96,359